Investments - Equity method investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Equity method investments
Percentage of participating rights held by equity investor	30.00%
Equity method investments		¥ 20,270		¥ 9,196	¥ 13,475
Summarized condensed financial information
Gross profit		1,364,574	$ 214,132	1,082,782	953,007
Net income/(loss)		(37,636)	(5,907)	4,877	176,724
Net (loss)/earnings attributable to the equity-method investees		(1,522)	$ (239)	(4,279)
Current assets		2,027,418		2,796,015		$ 318,147
Non-current assets		1,302,950		495,997		204,462
Current liabilities		712,401		570,870		111,793
Non-controlling interests		70,845				11,116
Total shareholders' equity		¥ 2,517,034		¥ 2,596,371	¥ 2,642,638	$ 394,977
Medical Cosmetology
Equity method investments
Percentage of participating rights held by equity investor	70.00%